THE ADVISORS’ INNER CIRCLE FUND II

Frontier Asset Absolute Return ETF

Frontier Asset Core Bond ETF

Frontier Asset Opportunistic Credit ETF

Frontier Asset Global Small Cap Equity ETF

Frontier Asset Total International Equity ETF

Frontier Asset U.S. Large Cap Equity ETF

(the “Funds”)

Supplement dated January 30, 2026 to the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”), each dated December 18, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectus and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectus and SAI.

Benton Peller no longer serves as a portfolio manager for the Funds. Accordingly, all references to Mr. Peller contained in the Summary Prospectuses, Prospectus and SAI are hereby deleted. There are currently no plans to replace Mr. Peller with an additional portfolio manager for any of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FRT-SK-001-0100